Business Combinations (Schedule Of Business Acquisitions) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 476,887	$ 472,366	$ 472,322
Roto-Rooter segment [Member]
Business Acquisition [Line Items]
Identifiable intangible assets	98		213
Goodwill	4,396		5,944
Other assets and liabilities - net	231		457
Assets total	$ 4,725		$ 6,614